Finance Expense and Income - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of finance income expense [line items]
Interest expense on lease liabilities	$ 69	$ 76
Mark to market gain (loss)	339	(507)
Unwinding of discount	195	229
Interest expense on bonds	37	59
Deferred consideration on acquisitions	14	18
Impairment loss on financial investment		(66)
Gain (loss) for completion of tender offers	$ 29	$ 43